PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,980.7
Changes in property, plant and equipment [abstract]
Ending balance	7,851.7	$ 6,980.7
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property plant and equipment excluding discontinue operations	1,126.7	1,004.4
Depreciation of property and equipment	1,126.7	1,004.4
Depreciation difference between risk-free discount rate considered for ARO and annual valuations	7.3	4.4
Landfill closure and post-closure obligations
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	7.3	4.4
Cost of sales
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	1,090.2	974.9
Selling, general and administrative expenses
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	36.5	29.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,562.3	9,405.4
Changes in property, plant and equipment [abstract]
Adjustments for asset retirement obligations		22.5
Ending balance	12,497.3	10,562.3
Changes in property, plant and equipment and right-of-use assets [Abstract]
Additions	1,468.3	1,332.4
Acquisitions via business combinations	373.5	469.5
Adjustments for prior year acquisitions	(17.0)	11.9
Adjustments for asset retirement obligations	(89.2)
Disposals	(466.8)	(503.5)
Transfers	0.0	0.0
Changes in foreign exchange	666.2	(175.9)
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,581.6)	(2,865.1)
Changes in property, plant and equipment [abstract]
Impairment		8.8
Ending balance	(4,645.6)	(3,581.6)
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation	1,119.4	1,000.0
Disposals	(295.3)	(232.2)
Impairment	1.1
Changes in foreign exchange	238.8	(60.1)
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	1,119.4	1,000.0
Land, buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,588.0
Changes in property, plant and equipment [abstract]
Ending balance	1,778.1	1,588.0
Land, buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,812.2	1,687.1
Changes in property, plant and equipment [abstract]
Additions	111.0	118.6
Acquisitions via business combinations	47.3	81.0
Adjustments for prior year acquisitions	(3.1)	12.5
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(23.3)	(74.2)
Transfers	56.0	12.7
Changes in foreign exchange	95.8	(25.5)
Ending balance	2,095.9	1,812.2
Land, buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(224.2)	(171.0)
Changes in property, plant and equipment [abstract]
Depreciation	(87.7)	(70.0)
Disposals	(7.0)	(13.7)
Impairment	0.0	0.0
Changes in foreign exchange	(12.9)	3.1
Ending balance	(317.8)	(224.2)
Landfills
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,032.3
Changes in property, plant and equipment [abstract]
Ending balance	2,373.9	2,032.3
Landfills | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,077.6	2,745.1
Changes in property, plant and equipment [abstract]
Additions	312.8	286.5
Acquisitions via business combinations	270.2	120.1
Adjustments for prior year acquisitions	6.4	0.0
Adjustments for asset retirement obligations	(89.2)	22.5
Disposals	(6.8)	(45.2)
Transfers	(4.4)	13.2
Changes in foreign exchange	269.0	(64.6)
Ending balance	3,835.6	3,077.6
Landfills | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,045.3)	(804.1)
Changes in property, plant and equipment [abstract]
Depreciation	(321.1)	(283.8)
Disposals	(1.5)	(19.8)
Impairment	0.0	0.0
Changes in foreign exchange	(96.8)	22.8
Ending balance	(1,461.7)	(1,045.3)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,672.8
Changes in property, plant and equipment [abstract]
Ending balance	1,784.9	1,672.8
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,806.8	2,594.1
Changes in property, plant and equipment [abstract]
Additions	376.3	386.9
Acquisitions via business combinations	18.4	112.8
Adjustments for prior year acquisitions	(4.5)	(0.2)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(274.6)	(250.9)
Transfers	20.6	9.8
Changes in foreign exchange	152.3	(45.7)
Ending balance	3,095.3	2,806.8
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,134.0)	(987.3)
Changes in property, plant and equipment [abstract]
Depreciation	(286.2)	(288.3)
Disposals	(174.6)	(132.0)
Impairment	1.0	8.7
Changes in foreign exchange	(63.8)	18.3
Ending balance	(1,310.4)	(1,134.0)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	702.1
Changes in property, plant and equipment [abstract]
Ending balance	836.1	702.1
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,301.9	1,081.5
Changes in property, plant and equipment [abstract]
Additions	235.6	204.7
Acquisitions via business combinations	30.9	79.8
Adjustments for prior year acquisitions	(14.6)	(0.4)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(65.5)	(48.1)
Transfers	48.2	0.0
Changes in foreign exchange	64.6	(15.6)
Ending balance	1,601.1	1,301.9
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(599.8)	(468.3)
Changes in property, plant and equipment [abstract]
Depreciation	(197.5)	(166.8)
Disposals	(61.9)	(28.3)
Impairment	0.0	0.1
Changes in foreign exchange	(29.6)	7.1
Ending balance	(765.0)	(599.8)
Assets under development
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	148.7
Changes in property, plant and equipment [abstract]
Ending balance	208.2	148.7
Assets under development | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	148.7	51.6
Changes in property, plant and equipment [abstract]
Additions	183.9	140.0
Acquisitions via business combinations	0.0	0.5
Adjustments for prior year acquisitions	(3.5)	0.0
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(3.3)	(6.5)
Transfers	(120.3)	(34.3)
Changes in foreign exchange	2.7	(2.6)
Ending balance	208.2	148.7
Assets under development | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
Changes in property, plant and equipment [abstract]
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0	0.0
Changes in foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Containers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	498.7
Changes in property, plant and equipment [abstract]
Ending balance	463.6	498.7
Containers | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	852.9	789.0
Changes in property, plant and equipment [abstract]
Additions	84.4	94.2
Acquisitions via business combinations	6.3	45.6
Adjustments for prior year acquisitions	(0.3)	0.0
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(68.8)	(57.3)
Transfers	0.2	0.3
Changes in foreign exchange	65.4	(18.9)
Ending balance	940.1	852.9
Containers | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(354.2)	(272.5)
Changes in property, plant and equipment [abstract]
Depreciation	(126.5)	(116.3)
Disposals	(35.6)	(26.9)
Impairment	0.1	0.0
Changes in foreign exchange	(31.3)	7.7
Ending balance	(476.5)	(354.2)
Right-of-use assets
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	338.1
Changes in right-of-use assets [abstract]
Ending balance	406.9	338.1
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Adjustments for asset retirement obligations		0.0
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	562.2	457.0
Changes in right-of-use assets [abstract]
Additions	164.3	101.5
Acquisitions via business combinations	0.4	29.7
Adjustments for prior year acquisitions	2.6	0.0
Adjustments for asset retirement obligations	0.0
Disposals	(24.5)	(21.3)
Transfers	(0.3)	(1.7)
Changes in foreign exchange	16.4	(3.0)
Ending balance	721.1	562.2
Right-of-use assets | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Impairment	0.0	0.0
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	(224.1)	(161.9)
Changes in right-of-use assets [abstract]
Depreciation	100.4	74.8
Disposals	(14.7)	(11.5)
Changes in foreign exchange	4.4	(1.1)
Ending balance	$ (314.2)	$ (224.1)